Financial Instruments - Summary of Carrying Amounts of Financial Assets and Liabilities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Nov. 15, 2017 MXN ($)	Nov. 15, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Nov. 17, 2016 MXN ($)	Nov. 17, 2016 USD ($)	Dec. 31, 2015 MXN ($)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 81,912,409	$ 4,161,603	$ 97,851,754	$ 4,971,409			$ 163,532,513			$ 109,368,880
Accounts receivable, net	79,399,263		53,637,004
Investments in joint ventures, associates and other	16,841,545	855,643	16,707,364
Long-term notes receivable	119,828,598		148,492,909
Suppliers	(149,842,712)	(7,612,837)	(139,955,378)
Accounts and accrued expenses payable	(24,917,669)	$ (1,265,955)	(23,211,401)
Debt	(1,913,377,218)		(2,153,383,220)		$ (143,000,000)	$ (7,813,000)		$ (150,000,000)	$ (8,055,900)
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	22,382,277		30,113,454
Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	245,440		1,056,918
Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value	(15,895,245)		(17,745,979)
Carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	22,627,717		31,170,372
Cash and cash equivalents	81,912,409		97,851,754
Accounts receivable, net	167,139,778		168,123,028
Investments in joint ventures, associates and other	16,841,545		16,707,364
Long-term notes receivable	157,982,449		151,015,115
Financial assets not measured at fair value	423,876,181		433,697,261
Financial liabilities measured at fair value	(15,895,245)		(17,745,979)
Suppliers	(149,842,712)		(139,955,378)
Accounts and accrued expenses payable	(24,917,669)		(23,211,401)
Debt	(2,082,286,116)		(2,037,875,071)
Financial liabilities not measured at fair value	(2,257,046,497)		(2,201,041,850)
Carrying amount [member] | FVTPL [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	22,382,277		30,113,454
Carrying amount [member] | Held-to-maturity investments, category [member]
Disclosure of detailed information about financial instruments [line items]
Investments in joint ventures, associates and other			16,707,364
Long-term notes receivable			151,015,115
Financial assets not measured at fair value			167,722,479
Carrying amount [member] | Loans and receivables [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents			97,851,754
Accounts receivable, net			168,123,028
Financial assets not measured at fair value			265,974,782
Carrying amount [member] | Available-for-sale financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value			1,056,918
Carrying amount [member] | FVOCI - equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	245,440
Carrying amount [member] | Financial assets at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	81,912,409
Accounts receivable, net	167,139,778
Investments in joint ventures, associates and other	16,841,545
Long-term notes receivable	157,982,449
Financial assets not measured at fair value	423,876,181
Carrying amount [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	22,382,277		30,113,454
Carrying amount [member] | Derivatives [member] | FVTPL [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	22,382,277		30,113,454
Carrying amount [member] | Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	245,440		1,056,918
Carrying amount [member] | Equity instruments [member] | Available-for-sale financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value			1,056,918
Carrying amount [member] | Equity instruments [member] | FVOCI - equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	245,440
Carrying amount [member] | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value	(15,895,245)		(17,745,979)
Carrying amount [member] | Other financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Suppliers	(149,842,712)		(139,955,378)
Accounts and accrued expenses payable	(24,917,669)		(23,211,401)
Debt	(2,082,286,116)		(2,037,875,071)
Financial liabilities not measured at fair value	(2,257,046,497)		(2,201,041,850)
Carrying amount [member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value	(15,895,245)		(17,745,979)
Carrying amount [member] | Derivative liabilities [member] | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value	(15,895,245)		(17,745,979)
Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Debt	(1,913,377,218)		(2,153,383,220)
Level 2 [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	22,382,277		30,113,454
Level 2 [member] | Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	245,440		1,056,918
Level 2 [member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value	$ (15,895,245)		$ (17,745,979)